Cover	Dec. 31, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Awaysis Capital, Inc. is filing this Amendment No. 1 to its Current Report on Form 8-K, originally filed on January 7, 2025, to correct a typographical error. This Amendment No. 1 clarifies that the total acreage of the “Chial Properties” exceeds 63 acres. The corrected text of Item 1.01 is set forth below. No other changes have been made to the Form 8-K.
Document Period End Date	Dec. 31, 2024
Entity File Number	000-21477
Entity Registrant Name	AWAYSIS CAPITAL, INC.
Entity Central Index Key	0001021917
Entity Tax Identification Number	27-0514566
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3400 Lakeside Dr
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33027
City Area Code	(855)
Local Phone Number	795-3311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false